Shareholder Report, Line Graph (Details) - USD ($)						3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended			15 Months Ended		18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Dec. 31, 2023	Dec. 29, 2023	Jun. 30, 2023	Sep. 30, 2015	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2016	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2017	Sep. 30, 2025	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000092087
Account Value [Line Items]
Line Graph and Table Measure Name										RiverPark Large Growth Fund, Retail Class Shares
Accumulated Value					$ 10,000							$ 11,036					$ 13,591		$ 16,628	$ 16,944	$ 23,787	$ 31,572	$ 15,963	$ 20,639	$ 28,747	$ 33,687
C000092088
Account Value [Line Items]
Line Graph and Table Measure Name										RiverPark Large Growth Fund, Institutional Class Shares
Accumulated Value					50,000							55,291					68,267		83,752	85,580	120,481	160,406	81,327	105,428	147,199	172,921
C000092090
Account Value [Line Items]
Line Graph and Table Measure Name										Wedgewood Fund, Retail Class Shares
Accumulated Value					10,000							10,413					11,727		14,350	14,686	18,759	25,262	19,573	23,747	32,344	36,442
C000092091
Account Value [Line Items]
Line Graph and Table Measure Name										Wedgewood Fund, Institutional Class Shares
Accumulated Value					50,000							51,938					58,613		71,913	73,803	94,569	127,603	99,081	120,608	164,582	186,183
C000092096
Account Value [Line Items]
Line Graph and Table Measure Name										RiverPark Short Term High Yield Fund, Retail Class Shares
Accumulated Value					10,000							10,281					10,519		10,786	11,062	11,174	11,392	11,570	12,211	12,940	13,520
C000092097
Account Value [Line Items]
Line Graph and Table Measure Name										RiverPark Short Term High Yield Fund, Institutional Class Shares
Accumulated Value					50,000							51,526					52,904		54,381	55,911	56,616	57,857	58,911	62,317	66,246	69,437
C000111378
Account Value [Line Items]
Line Graph and Table Measure Name										RiverPark Long/Short Opportunity Fund, Retail Class Shares
Accumulated Value					10,000							10,179					12,203		13,919	13,988	20,628	24,122	10,458	13,098	16,832	19,006
C000111377
Account Value [Line Items]
Line Graph and Table Measure Name										RiverPark Long/Short Opportunity Fund, Institutional Class Shares
Accumulated Value					50,000							50,991					61,298		69,994	70,519	104,165	122,186	53,119	66,555	85,706	96,945
C000205367
Account Value [Line Items]
Line Graph and Table Measure Name										RiverPark Floating Rate CMBS Fund, Retail Class Shares
Accumulated Value					10,000							10,213					10,709		11,082	11,409	10,615	10,746	10,387	11,414	12,454	13,228
C000205366
Account Value [Line Items]
Line Graph and Table Measure Name										RiverPark Floating Rate CMBS Fund, Institutional Class Shares
Accumulated Value					50,000							51,064					53,651		55,684	57,441	53,635	54,501	52,875	58,289	63,938	68,122
C000242920
Account Value [Line Items]
Line Graph and Table Measure Name										RiverPark/Next Century Growth Fund, Retail Class Shares
Accumulated Value				$ 10,000			$ 9,030							$ 10,260				$ 11,408
C000242919
Account Value [Line Items]
Line Graph and Table Measure Name										RiverPark/Next Century Growth Fund, Institutional Class Shares
Accumulated Value				50,000			45,250							51,550				57,460
C000247130
Account Value [Line Items]
Line Graph and Table Measure Name										RiverPark/Next Century Large Growth Fund, Retail Class Shares
Accumulated Value		$ 10,000	$ 10,000			$ 11,400		$ 12,010	$ 12,070		$ 12,670		$ 11,130		$ 13,310	$ 14,390
C000247129
Account Value [Line Items]
Line Graph and Table Measure Name										RiverPark/Next Century Large Growth Fund, Institutional Class Shares
Accumulated Value		50,000	50,000			57,050		60,150	60,500		63,550		55,850		66,850	72,350
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]									S&P 500 Index (USD) (TR)
Accumulated Value					10,000							11,543					13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]									S&P 500 Index (USD) (TR)
Accumulated Value					50,000							57,715					68,456		80,716	84,150	96,898	125,972	106,482	129,500	176,575	207,648
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]									S&P 500 Index (USD) (TR)
Accumulated Value					10,000							11,543					13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]									S&P 500 Index (USD) (TR)
Accumulated Value					50,000							57,715					68,456		80,716	84,150	96,898	125,972	106,482	129,500	176,575	207,648
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]									Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value					10,000							10,519					10,527		10,399	11,470	12,271	12,161	10,385	10,452	11,661	11,998
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]									Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value					50,000							52,596					52,634		51,994	57,348	61,353	60,804	51,927	52,262	58,307	59,989
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]									S&P 500 Index (USD) (TR)
Accumulated Value					10,000							11,543					13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]									S&P 500 Index (USD) (TR)
Accumulated Value					50,000							57,715					68,456		80,716	84,150	96,898	125,972	106,482	129,500	176,575	207,648
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]									Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value					10,000							10,519					10,527		10,399	11,470	12,271	12,161	10,385	10,452	11,661	11,998
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]									Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value					50,000							52,596					52,634		51,994	57,348	61,353	60,804	51,927	52,262	58,307	59,989
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]									S&P 500 Index (USD) (TR)
Accumulated Value				10,000			9,673							13,189				15,510
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]									S&P 500 Index (USD) (TR)
Accumulated Value				50,000			48,363							65,944				77,549
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13]									S&P 500 Index (USD) (TR)
Accumulated Value		10,000	10,000			11,056		11,529	12,208		12,502		11,968		13,277	14,356
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[14]									S&P 500 Index (USD) (TR)
Accumulated Value		50,000	50,000			55,278		57,646	61,039		62,510		59,839		66,387	71,781
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]									Russell 1000 Growth Index (USD) (TR)
Accumulated Value					10,000							11,376					13,872		17,520	18,169	24,989	31,815	24,628	31,455	44,726	56,146
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]									Russell 1000 Growth Index (USD) (TR)
Accumulated Value					50,000							56,880					69,360		87,599	90,846	124,943	159,074	123,140	157,276	223,630	280,729
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]									Russell 1000 Growth Index (USD) (TR)
Accumulated Value					10,000							11,376					13,872		17,520	18,169	24,989	31,815	24,628	31,455	44,726	56,146
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]									Russell 1000 Growth Index (USD) (TR)
Accumulated Value					50,000							56,880					69,360		87,599	90,846	124,943	159,074	123,140	157,276	223,630	280,729
ICE BofA 1-3 Year U.S. Corporate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 1-3 Year U.S. Corporate Index (USD)
Accumulated Value					10,000							10,248					10,423		10,505	11,067	11,544	11,692	11,004	11,436	12,393	12,994
ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Accumulated Value					10,000							11,085					11,972		12,558	12,988	12,958	14,364	13,739	15,062	16,842	18,162
ICE BofA 1-Year U.S. Treasury Note Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 1-Year U.S. Treasury Note Index (USD)
Accumulated Value					10,000							10,054					10,115		10,224	10,544	10,793	10,811	10,601	10,990	11,636	12,084
ICE BofA 1-3 Year U.S. Corporate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 1-3 Year U.S. Corporate Index (USD)
Accumulated Value					50,000							51,239					52,115		52,526	55,337	57,721	58,461	55,019	57,182	61,966	64,970
ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Accumulated Value					50,000							55,423					59,858		62,789	64,938	64,791	71,819	68,697	75,311	84,211	90,808
ICE BofA 1-Year U.S. Treasury Note Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 1-Year U.S. Treasury Note Index (USD)
Accumulated Value					50,000							50,271					50,573		51,119	52,720	53,967	54,056	53,004	54,952	58,180	60,420
Morningstar Long/Short Equity Category
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Long/Short Equity Category
Accumulated Value					10,000							10,206					11,091		11,719	11,531	11,736	13,608	12,420	13,535	15,975	17,449
Morningstar Long/Short Equity Category
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Long/Short Equity Category
Accumulated Value					50,000							51,028					55,455		58,593	57,657	58,680	68,041	62,098	67,676	79,877	87,245
Bloomberg Investment Grade CMBS (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]									Bloomberg Investment Grade CMBS (USD) (TR)
Accumulated Value					10,000							10,520					10,532		10,506	11,599	12,290	12,412	10,879	10,988	12,312	12,903
Bloomberg Investment Grade CMBS (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]									Bloomberg Investment Grade CMBS (USD) (TR)
Accumulated Value					$ 50,000							$ 52,599					$ 52,658		$ 52,532	$ 57,997	$ 61,449	$ 62,061	$ 54,394	$ 54,942	$ 61,560	$ 64,516
Russell 2000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]									Russell 2000 Growth Index (USD) (TR)
Accumulated Value				10,000			9,268							11,832				13,436
Russell 2000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]									Russell 2000 Growth Index (USD) (TR)
Accumulated Value				$ 50,000			$ 46,341							$ 59,158				$ 67,178
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13]									Russell 1000 Growth Index (USD) (TR)
Accumulated Value		10,000	10,000			11,141		12,070	12,455		13,336		12,006		14,148	15,635
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[14]									Russell 1000 Growth Index (USD) (TR)
Accumulated Value		$ 50,000	$ 50,000			$ 55,707		$ 60,350	$ 62,275		$ 66,678		$ 60,032		$ 70,741	$ 78,175

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[14]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.